Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Other Assets [Abstract]
Other Assets	Other assets consist of the following as of:
	December 31,
(In thousands)	2019	2018
Equity investments	$5,421	$2,421
Pension assets	1,686	1,223
Other	3,583	288
Total	$11,603	$6,415